United States
                       Securities and Exchange Commission
                             Washington, D.C. 20549

                                   Form N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-05555

                         Sanford C. Bernstein Fund, Inc.
               (Exact name of registrant as specified in charter)

              1345 Avenue of the Americas, New York, New York 10105
               (Address of principal executive offices) (Zip code)

                                 Mark R. Manley.
                        Alliance Capital Management, L.P.
                           1345 Avenue of the Americas
                            New York, New York 10105
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (800) 221-5672

                   Date of fiscal year end: September 30, 2003

                  Date of reporting period: September 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

            [LOGO] ALLIANCEBERNSTEIN(SM)
                   Investment Research and Management


AllianceBernstein
Short Duration
Portfolio


                          Tax-Exempt Income Annual Report--September 30, 2003

     Investment Products Offered
===================================
      o Are Not FDIC Insured
      o May Lose Value
      o Are Not Bank Guaranteed
===================================

This shareholder report must be preceded or accompanied by the Fund's prospectus for individuals who are not current shareholders of the Fund.

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by visiting Alliance Capital's web site at www.investor.alliancecapital.com or on the Securities and Exchange Commission's web site at http://www.sec.gov, or by calling Alliance Capital at (800) 227-4618.

AllianceBernstein Investment Research and Management, Inc., the principal underwriter of the AllianceBernstein mutual funds and an affiliate of Alliance Capital Management L.P., the manager of the funds, is a member of the NASD.

November 13, 2003

Annual Report
This report provides management's discussion of fund performance for AllianceBernstein Short Duration Class A, Class B and Class C shares (the "Retail Classes") of Short Duration Plus Portfolio, doing business as AllianceBernstein Short Duration Portfolio (the "Portfolio") for the annual reporting period ended September 30, 2003.

Investment Objective and Policies
The Portfolio seeks safety of principal and a moderate rate of income that is subject to taxes. The Portfolio invests predominately in securities rated A or better. The Portfolio chooses from a wide variety of fixed-income securities:
U.S. government and agency securities, asset-backed securities, corporate bonds, mortgage-related securities, inflation protected securities and others. In managing the Portfolio, we seek to maintain an effective duration of one to three years under normal market conditions. Through extensive ongoing research, we seek to identify those fixed-income securities with the highest expected return potential in relation to their risks in the current market. As the markets change, fixed-income securities are bought and sold to maintain the highest return potential at the best level of interest-rate risk.

Investment Results
The following table shows the performance of the Retail Classes for the period from inception through September 30, 2003. Also included in the table are returns for the Portfolio's benchmark, the Merrill Lynch 1-3 Year Treasury Index, which tracks short-term government securities with maturities between 1 and 2.99 years.


   INVESTMENT RESULTS*
   Periods Ended September 30, 2003

                                                  ==============================
                                                              Returns
                                                  ==============================
                                                                        Since
                                                                    Inception**
--------------------------------------------------------------------------------
   AllianceBernstein
   Short Duration
     Class A                                                          0.48%
--------------------------------------------------------------------------------
     Class B                                                          0.24%
--------------------------------------------------------------------------------
     Class C                                                          0.24%
--------------------------------------------------------------------------------
   Merrill Lynch 1-3 Year
   Treasury Index                                                     0.67%
--------------------------------------------------------------------------------
 * The Retail Classes' investment results are from the Retail Classes' inception date on May 21, 2003 and are based on the net asset value (NAV) of each class of shares as of September 30, 2003. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All fees and expenses related to the operation of the Retail Classes have been deducted, but no adjustment has been made for sales charges that may apply when shares are purchased or redeemed. Returns for the Retail Classes include the reinvestment of any distributions paid during each period. Past performance is no guarantee of future results.

   The Merrill Lynch 1-3 Year Treasury Index tracks short-term government securities with maturities between 1 and 2.99 years. An investor cannot invest directly in an index, and its results are not indicative of any particular investment, including the Portfolio.

 **Inception date: 5/21/03 Class A, B and C shares.

   Additional investment results appear on page 5.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN Short Duration Portfolio o 1

The Portfolio underperformed its benchmark, the Merrill Lynch 1-3 Year Treasury Index for the period from its inception on May 21, 2003 through September 30, 2003. The Portfolio's performance was negatively impacted by the volatile market swings in July and August 2003. The Portfolio was overweighted in credit and structured product spreads during July when spreads widened significantly. However, the Portfolio's duration was held short of its benchmark, which helped to offset some of the underperformance. In August, the fixed income markets reversed. The Portfolio lost ground due to its shortened duration position versus the benchmark during the rallying markets; however the Portfolio made up some of its losses with its exposure to credit and structured product spreads as these spreads tightened.

Market Overview and Investment Strategy
At the September meeting of the Federal Open Market Committee, members voted unanimously to leave the fed funds target rate at 1%, signaling their commitment to keep official rates low for what they term a "considerable period." The bond market, as measured by Lehman Brothers, posted negative returns during the third quarter as interest rates rose from 45-year lows, but the Portfolio's defensive positioning as a low-duration portfolio helped it deliver a positive total return for the quarter.

The Portfolio's overweight position in investment-grade corporates added to overall returns, especially our exposure to BBB-rated corporate debt. Increasing evidence of positive economic growth led to continued outperformance for the credit sectors, particularly lower-rated debt. The Portfolio's overweight in low coupon mortgages hurt the Portfolio's performance. In July mortgage rates rose swiftly and prepayment expectations dwindled. As a result, mortgages experienced sizable price declines during a period of rising rates. As rates settled into a new range in August and September, better performance failed to fully offset this painful month for mortgages. Mortgages underperformed comparable-duration Treasuries for the quarter. The underperformance was particularly severe for lower-coupon pass-throughs--the first coupons to move out of refinancing range. However, we added back mortgages towards the end of September. The Portfolio's meaningful position in asset-backed securities added to its relative performance. We added modest positions in asset-backed securities early in the quarter. We increased the Portfolio's holdings in floating-rate securities in preparation for a rising interest rate environment.


--------------------------------------------------------------------------------
2 o ALLIANCEBERNSTEIN Short Duration Portfolio

PERFORMANCE UPDATE


ALLIANCEBERNSTEIN SHORT DURATION CLASS A
GROWTH OF A $10,000 INVESTMENT
5/21/03--9/30/03


Merrill Lynch 1-3 Year Treasury Index: $10,067

AllianceBernstein Short Duration Class A: $9,634

[THE FOLLOWING TABLE WAS DEPICTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL.]


                        AllianceBernstein
                          Short Duration                     Merrill Lynch 1-3
                             Class A                        Year Treasury Index
--------------------------------------------------------------------------------
5/21/03                        9,579                              10,000
5/31/03                        9,591                               9,998
6/30/03                        9,605                              10,013
7/31/03                        9,541                               9,959
8/31/03                        9,551                               9,966
9/30/03                        9,634                              10,067


This chart illustrates the total value of an assumed $10,000 investment in AllianceBernstein Short Duration Class A shares (since the Class's inception on 5/21/03 through 9/30/03) as compared to the performance of an appropriate index. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The chart reflects the deduction of the maximum 4.25% sales charge from the initial $10,000 investment in Class A and assumes the reinvestment of dividends and capital gains. Performance for Class B and Class C shares will vary from the results shown above due to differences in expenses charged to these classes. Past performance is not indicative of future results, and is not representative of future gain or loss in capital value or dividend income.

The Merrill Lynch 1-3 Year Treasury Index tracks short-term government securities with maturities between 1 and 2.99 years.

When comparing the Retail Classes to the index shown above, you should note that no sales charges are reflected in the performance of the index. An investor cannot invest directly in an index, and its results are not indicative of any specific investment, including the Portfolio.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN Short Duration Portfolio o 3

PORTFOLIO SUMMARY


INCEPTION DATES
Class A Shares
5/21/03
Class B Shares
5/21/03
Class C Shares
5/21/03


PORTFOLIO STATISTICS
Net Assets ($mil): $572.4


SECURITY TYPE
   26.4% Corporate Bonds
   23.8% U.S. Treasury Securities
   19.0% Federal National Mortgage Association
    7.6% Asset Backed Securities
    6.4% Federal Home Loan Mortgage Corporation          [GRAPH OMITTED]
    3.8% Collateralized Mortgage Obligations
    1.6% Commercial Mortgage Backed Securities
    0.6% Government National Mortgage Association

   10.8% Short Term


All data as of September 30, 2003. The Portfolio's security type breakdown is expressed as a percentage of total investments and may vary over time.

--------------------------------------------------------------------------------
4 o ALLIANCEBERNSTEIN Short Duration Portfolio

INVESTMENT RESULTS


CUMULATIVE TOTAL RETURNS AS OF SEPTEMBER 30, 2003

Class A Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
Since Inception*                   0.48%                    -3.78%
SEC Yield**                        1.36%

Class B Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
Since Inception*                   0.24%                    -2.76%
SEC Yield**                        0.64%

Class C Shares
--------------------------------------------------------------------------------
                           Without Sales Charge        With Sales Charge
Since Inception*                   0.24%                    -0.76%
SEC Yield**                        0.62%


--------------------------------------------------------------------------------
The Retail Classes' investment results represent cumulative total returns. Returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. The returns reflect reinvestment of dividends and/or capital gains distributions in additional shares without and with the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (3% year 1, 2% year 2, 1% year 3, 0% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year, 1% contingent deferred sales charge for accounts over $1,000,000.

The Portfolio invests a portion of its assets in foreign securities which may magnify fluctuations, particularly in emerging markets. Price fluctuations may also be caused by changes in interest rates or bond credit quality ratings. These changes have a greater effect on bonds with longer maturities than on those with shorter maturities.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


--------------------------------------------------------------------------------

*  Since inception: 5/21/03, Class A, B and C shares

** SEC yields are based on SEC guidelines and are calculated on 30 days ended September 30, 2003.


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN Short Duration Portfolio o 5

SHORT DURATION PLUS PORTFOLIO
PORTFOLIO OF INVESTMENTS
September 30, 2003

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Short-Term Investments-12.65%
              Commercial Paper-12.56%
$ 13,170,000  Sigma Finance Inc.,
              1.12%, 10/01/2003...........................      $    13,170,000
  15,500,000  National Cooperative
              Services Corp.,
              1.08%, 10/15/2003...........................           15,493,490
  20,000,000  Gotham Funding Corp.,
              1.11%, 10/24/2003...........................           19,985,817
  23,284,000  Gotham Funding Corp.,
              1.12%, 11/05/2003...........................           23,258,646
                                                                 --------------
              Total Commercial Paper
                 (Cost $71,907,953).......................           71,907,953
                                                                 --------------
              U.S. Treasury Bill-0.09%
     500,000  0.935%, 11/20/2003(a).......................              499,351
                                                                 --------------
              Total U.S. Treasury Bill
                (Cost $499,351)...........................              499,351
                                                                 --------------
              Total Short-Term Investments
                (Cost $72,407,304)........................           72,407,304
                                                                 --------------
              U.S. Treasury Notes-27.52%
  39,375,000  1.25%, 05/31/2005...........................           39,364,250
  53,155,000  1.125%, 06/30/2005                                     52,991,017
   6,567,000  5.75%, 11/15/2005...........................            7,146,748
   2,205,000  2.00%, 05/15/2006...........................            2,220,935
  25,920,000  4.625%, 05/15/2006..........................           27,826,546
  27,610,000  2.375%, 08/15/2006..........................           28,001,510
                                                                 --------------
              Total U.S. Treasury Notes
                (Cost $156,403,192).......................          157,551,006
                                                                 --------------
              U.S. Government Agencies-6.96%
   6,025,000  Federal National Mortgage
              Association,
              2.375%, 03/17/2006..........................            6,031,628
  14,880,000  Federal Home Loan Bank,
              2.25%, 05/15/2006...........................           14,972,033
  14,610,000  Federal Home Loan Mortgage Corp.,
              Medium Term Note,
              2.75%, 10/06/2006...........................           14,623,733
   4,125,000  Federal National Mortgage Association,
              3.50%, 10/15/2007...........................            4,199,250
                                                                 --------------
              Total U.S. Government Agencies
                (Cost $39,591,960)........................           39,826,644
                                                                 --------------


--------------------------------------------------------------------------------
6 o ALLIANCEBERNSTEIN Short Duration Portfolio

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
              Collateralized Mortgage
              Obligations-9.50%
$ 10,850,000  MLCC Mortgage Investors Inc.,
              Series 2003-F Class A1,
              1.44%, 10/25/2028...........................      $    10,850,000
     320,816  Federal Home Loan Mortgage Corp.,
              Series 1458 Class J,
              7.00%, 08/15/2007...........................              323,424
   3,347,840  Federal Home Loan Mortgage Corp.,
              Series 1624 Class KC,
              6.00%, 06/15/2008...........................            3,383,428
   5,884,721  Federal Home Loan Mortgage Corp.,
              Series 2571 Class FB,
              1.47%, 02/15/2018...........................            5,890,253
   3,800,000  Federal National Mortgage Association
              Series 2001-59 Class QM,
              6.00%, 06/25/2019...........................            3,990,000
     997,367  Federal Home Loan Mortgage Corp.,
              Series 1686 Class PH,
              5.00%, 05/15/2021...........................            1,029,781
   1,809,479  Federal National Mortgage Association
              Remic Trust Series 2000-49 Class A,
              8.00%, 03/18/2027...........................            1,963,285
   2,127,000  Federal National Mortgage Association
              Series 2002-58 Class PD,
              6.00%, 11/25/2027...........................            2,211,080
   1,481,796  Countrywide Home Loans
              Series 2001-HYB2 Class 3A1,
              5.56%, 09/19/2031...........................            1,490,361
   1,828,894  Impac Cmb Trust
              Series 2001-2 Class A2,
              1.52%, 11/25/2031...........................            1,827,888
     619,224  Credit Suisse First Boston Mortgage
              Securities Corp., Series 2001-26
              Class 3A1, 7.50%, 11/25/2031................              631,442
   1,178,547  Countrywide Alternative Loan Trust
              Series 2002-4 Class 2A1,
              7.00%, 05/25/2032...........................            1,193,278
   4,987,211  Structured Asset Securities Corp.
              Series 2002-11A Class 1A,
              2.90%, 06/25/2032...........................            5,051,097
   8,342,000  Federal National Mortgage Association
              Series 2003-W13 CLass AF3,
              2.85%, 10/25/2033...........................            8,355,014
   3,846,564  Summit Mortgage Trust
              Series 2003-1 Class 1A1, Rule 144A
              6.88%, 04/28/2035(b)........................            3,823,700


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN Short Duration Portfolio o 7

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  2,340,000  Federal National Mortgage Association
              Series 2003-W6 Class 1A23,
              2.90%, 10/25/2042...........................      $    2,348,775
                                                                --------------
              Total Collateralized Mortgage
              Obligations (Cost $54,403,859)..............          54,362,806
                                                                --------------
              Mortgage Pass-Throughs-18.11%
     882,279  Federal Home Loan Mortgage Corp.,
              Pool #G90018, 9.00%,
              03/17/2008..................................             940,580
   1,481,637  Federal National Mortgage Association
              Pool #190708, 7.00%,
              03/01/2009..................................           1,578,384
   4,076,583  Federal National Mortgage Association
              Pool #555161, 6.00%,
              12/01/2013..................................           4,266,418
   1,208,947  Federal National Mortgage Association
              Pool #535201, 7.50%,
              03/01/2015..................................           1,293,143
   1,806,805  Federal National Mortgage Association
              Pool #545802, 8.00%,
              08/01/2016.................................            1,941,105
  19,500,000  Federal National Mortgage Association
              Pool TBA, 7.00%, 10/25/2018(c).............           20,743,125
   3,632,658  Government National Mortgage
              Association Pool #781478,
              7.50%, 03/15/2032..........................            3,890,045
   1,444,069  Federal Home Loan Mortgage Corp.,
              Pool #789779, 5.39%,
              09/01/2032.................................            1,492,359
  25,700,000  Federal National Mortgage Association
              Pool TBA, 5.50%, 10/25/2033(c).............           26,222,018
  16,900,000  Federal National Mortgage Association
              Pool TBA, 6.00%, 10/25/2033(c).............           17,443,977
  22,885,000  Federal National Mortgage Association
              Pool TBA, 6.50%, 10/25/2033(c).............           23,857,613
                                                                --------------
              Total Mortgage Pass-Throughs
               (Cost $102,789,921)........................         103,668,767
                                                                --------------
              Banking-0.88%
   4,990,000  Wachovia Corp., 3.50%,
              08/15/2008.................................            5,021,961
                                                                --------------
              Total Banking (Cost $4,977,755)............            5,021,961
                                                                --------------


--------------------------------------------------------------------------------
8 o ALLIANCEBERNSTEIN Short Duration Portfolio

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Broadcasting/Media-2.07%
$  1,545,000  Clear Channel Communications Inc.,
              7.875%, 06/15/2005.........................      $     1,697,433
   5,795,000  Liberty Media Corp.,
              3.50%, 09/25/2006..........................            5,781,005
   3,995,000  AOL Time Warner Inc.,
              6.15%, 05/01/2007..........................            4,394,276
                                                                --------------
              Total Broadcasting/Media
                 (Cost $11,819,869)......................           11,872,714
                                                                --------------
              Cable-0.65%
   3,205,000  Comcast Cable Communications Inc.,
              8.375%, 05/01/2007.........................            3,755,205
                                                                --------------
              Total Cable (Cost $3,571,229)..............            3,755,205
                                                                --------------
              Communications-1.51%
   1,450,000  British Telecommunications PLC,
              2.435%, 12/15/2003.........................            1,453,123
   2,520,000  Citizens Communications Co.,
              8.50%, 05/15/2006..........................            2,893,918
   3,990,000  Sprint Capital Corp.,
              6.00%, 01/15/2007..........................            4,297,641
                                                                --------------
              Total Communications
                 (Cost $8,631,953).......................            8,644,682
                                                                --------------
              Communications - Mobile-0.64%
   3,265,000  Telus Corp.,
              7.50%, 06/01/2007..........................            3,674,979
                                                                --------------
              Total Communications-Mobile
                 (Cost $3,669,543).......................            3,674,979
                                                                --------------
              Energy-0.54%
   2,850,000  Amerada Hess Corp.,
              5.90%, 08/15/2006 .........................            3,074,284
                                                                --------------
              Total Energy (Cost $3,111,462).............            3,074,284
                                                                --------------
              Financial-13.51%
   4,500,000  MBNA America Bank,
              1.36%, 11/19/2003..........................            4,500,320
   3,950,000  Lehman Brothers Holdings Inc.,
              6.625%, 04/01/2004.........................            4,056,200
   5,000,000  International Lease Finance Corp.,
              Medium-Term Note,5.50%,
              06/07/2004.................................            5,133,755
   3,450,000  Ford Motor Credit Co.,
              2.985%, 10/25/2004.........................            3,481,809


--------------------------------------------------------------------------------
                                  ALLIANCEBERNSTEIN Short Duration Portfolio o 9

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
$  6,250,000  General Motors Acceptance Corp.,
              Medium Term Note, 4.15%,
              02/07/2005 .................................          $6,348,725
   2,450,000  Ford Motor Credit Co.,
              7.50%, 03/15/2005...........................           2,600,474
   5,245,000  John Deere Capital Corp.
              Medium Term Note,
              1.43%, 05/20/2005...........................           5,248,535
   1,500,000  SLM Corp., Medium Term Note,
              1.32%, 09/15/2005...........................           1,503,840
   1,800,000  General Motors Acceptance Corp.,
              Medium Term Note, 6.75%,
              01/15/2006 .................................           1,926,150
   7,200,000  General Electric Capital Corp.,
              1.314%, 02/03/2006 .........................           7,221,247
   4,450,000  Household Finance Corp.,
              Medium Term Note, 3.375%,
              02/21/2006 .................................           4,572,704
   6,505,000  Countrywide Home Loans Inc.,
              Medium Term Note, 1.62%,
              06/02/2006 .................................           6,526,148
   4,445,000  Credit Suisse First Boston USA Inc.,
              Medium Term Note, 1.42%,
              06/19/2006 .................................           4,460,513
   6,515,000  CIT Group Inc.,
              7.375%, 04/02/2007 .........................           7,471,571
   2,845,000  SLM Corp.,
              Medium Term Note, 1.33%,
              07/25/2007 .................................           2,845,737
   5,970,000  Merrill Lynch & Co. Inc.,
              Medium Term Note, 3.375%,
              09/14/2007 .................................           6,036,267
   3,350,000  Ford Motor Credit Co.,
              5.625%, 10/01/2008 .........................           3,392,029
                                                                --------------
              Total Financial
                 (Cost $76,372,947).......................          77,326,024
                                                                --------------
              Food/Beverage-0.81%
   4,600,000  Kraft Foods Inc.,
              4.00%, 10/01/2008...........................           4,629,026
                                                                --------------
              Total Food/Beverage
               (Cost $4,580,371)...........................          4,629,026
                                                                --------------
              Healthcare-0.69%
   3,650,000  HCA Inc.
              7.125%, 06/01/2006..........................           3,953,224
                                                                --------------
              Total Healthcare
                 (Cost $3,889,338)........................           3,953,224
                                                                --------------


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10 o ALLIANCEBERNSTEIN Short Duration Portfolio

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Industrial-1.29%
$  3,650,000  Bombardier Capital Inc.,
              Medium Term Note, Rule 144A,
              6.125%, 06/29/2006(b).......................      $    3,859,875
   3,160,000  Cendant Corp.,
              6.875%, 08/15/2006..........................           3,505,198
                                                                --------------
              Total Industrial
                 (Cost $7,280,019)........................           7,365,073
                                                                --------------
              Insurance-0.97%
   5,000,000  The MONY Group Inc.,
              7.45%, 12/15/2005...........................           5,544,180
                                                                --------------
              Total Insurance
                 (Cost $5,062,346)........................           5,544,180
                                                                --------------
              Non-Air Transportation-1.40%
   7,860,000  FedEx Corp.,
              6.625%, 02/12/2004..........................           8,003,327
                                                                --------------
              Total Non-Air Transportation
                 (Cost $7,858,812)........................           8,003,327
                                                                --------------
              Paper/Packaging-1.07%
   5,655,000  Weyerhaeuser Co.,
              6.00%, 08/01/2006...........................           6,142,981
                                                                --------------
              Total Paper/Packaging
                 (Cost $6,176,166)........................           6,142,981
                                                                --------------
              Public Utilities - Electric & Gas-4.38%
   4,305,000  Appalachian Power Co.,
              Series G, 3.60%,
              05/15/2008 .................................           4,288,994
   4,230,000  MidAmerican Energy Holdings Co.,
              Senior Note, 3.50%,
              05/15/2008 .................................           4,201,130
   4,950,000  Dominion Resources Inc.,
              2.80%, 02/15/2005..........................            5,010,697
   3,780,000  Entergy-Koch LP, ,
              Rule 144A 3.65%, 08/20/2006(b).............            3,842,083
   2,800,000  FirstEnegy Corp.,
              Series A, 5.50%, 11/15/2006................            2,912,140
   4,500,000  CenterPoint Energy Resources Corp.,
              Series B, 8.125%,
              07/15/2005 .................................           4,828,064
                                                                --------------
              Total Public Utilities-Electric & Gas
                 (Cost $25,043,462).......................          25,083,108
                                                                --------------



--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 11

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------
              Retail-0.24%
$  1,365,000  Sears Roebuck Acceptance Corp.
              Medium Term Note, 3.042%,
              03/09/2004..................................      $    1,372,940
                                                                ---------------
              Total Retail
                 (Cost $1,365,000)........................           1,372,940
                                                                ---------------
              Asset-Backed Securities-8.84%
   4,470,000  Household Private Label Credit Card
              Master Note Trust I Series 2001-2
              Class A, 4.95%, 06/16/2008..................           4,604,413
   8,450,000  Meridian Funding Co.,
              Rule 144A, Medium Term Note,
              1.64%, 07/26/2010(b)........................           8,402,984
   3,500,000  Winston Funding Ltd.,
              Series 2003-1 Class A2, Rule 144A,
              2.01%, 04/23/2009(b)........................           3,500,000
   2,228,674  Spiegel Credit Card
              Master Note Trust Series 2001-A
              Class A, 1.40%, 03/15/2010..................           2,117,240
   5,700,000  Residential Funding Mortgage
              Securities Series 2003-HS3
              Class AI1, 1.25%, 07/25/2018................           5,700,000
   4,128,262  Conseco Finance
              Series 1999-HClass AF6, 7.21%,
              11/15/2029 .................................           4,391,032
   1,510,306  First Franklin Mortgage Loan
              Asset-Backed Certificates
              Series 2000-FF1 Class A, 1.35%,
              09/25/2030 .................................           1,510,774
   2,570,793  First Greenboro Home Equity Loan
              Trust Series 2000-1A Class A2,
              Rule 144A, 6.77%, 12/25/2030(b).............           2,622,800
     502,959  Conseco Finance
              Series 2001-B Class 1A3,
              5.808%, 06/15/2032..........................             503,588
   2,864,596  Countrywide Asset-Backed
              Certificates Series 2003-BC1
              Class A, 1.52%, 03/25/2033..................           2,869,523
   8,380,400  Renaissance Home Equity Loan
              Trust Series 2003-2 Class A,
              1.56%, 08/25/2033...........................           8,380,400
   6,000,000  Specialty Underwriting & Residential
              Finance Series 2003-BC3 Class A,
              1.47%, 08/25/2034...........................           5,997,180
                                                                ---------------
              Total Asset-Backed Securities
                 (Cost $50,517,862).......................          50,599,934
                                                                ---------------


--------------------------------------------------------------------------------
12 o ALLIANCEBERNSTEIN Short Duration Portfolio

Principal                                                           Market
Amount        Description                                            Value
--------------------------------------------------------------------------------

              Commercial Mortgage-Backed
              Securities-1.86%
$  5,201,000  Greenwich Capital Commercial
              Funding Corp. Series 2003-FL1
              Class B, Rule 144A, 1.75%,
              07/05/2018(b) ..............................    $      5,202,664
   2,497,500  Asset Securitization Corp.
              Series 1997-MD7 Class A1B,
              7.41%, 01/13/2030...........................           2,798,699
   2,500,000  Commercial Mortgage Acceptance Corp.
              Series 1997-ML1 Class A2, 6.53%,
              12/15/2030..................................           2,656,250
                                                               ---------------
              Total Commercial Mortgage-Backed
                 Securities (Cost $10,558,154)............          10,657,613
                                                               ---------------
              Investment Summary
              Total Investments-116.09%
                 (cost $660,082,524)(d)....................    $   664,537,782
              Cash and Other Assets, Less
                 Liabilities-(16.09)%......................        (92,122,454)
                                                               ---------------
              Net Assets-100.00%...........................    $   572,415,328
                                                               ===============

              Short Futures Contract
                                                Contract        Unrealized
Contracts   Description                           Amount      Depreciation
--------------------------------------------------------------------------------
394         U.S Treasury
            Note 5 Yr. Future
            December 2003.................   $43,740,398     $      (966,290)
                                                             ---------------
            Total Short Futures Contract..                   $      (966,290)
                                                             ---------------


--------------------------------------------------------------------------------

(a) Represents entire or partial position segregated as collateral for initial margin requirement on open futures contract.

(b) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2003, the aggregate market value of these securities amounted to $31,254,106 or 5.46% of net assets.


(c) When-issued security

(d) At September 30, 2003, the cost basis of investment securities owned was substantially identical for both book and tax. Gross unrealized appreciation of investments was $4,911,746 and gross unrealized depreciation of investments was $490,561, resulting in net unrealized appreciation of $4,421,185.

    Explanation of abbreviations:

    TBA-(To Be Assigned)-Securities are purchased on a forward commitment with an appropriate principal amount (generally +/-1.0%) and no definite maturity date. The acual principal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

    See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 13

STATEMENT OF ASSETS & LIABILITIES
September 30, 2003

Assets
Investments in securities at value......................   $   664,537,782
Cash....................................................           958,333
Receivables:
   Capital shares sold..................................         8,151,593
   Interest.............................................         3,890,981
   Investment securities sold...........................         1,954,594
Other assets............................................            67,838
                                                           ---------------
Total assets............................................       679,561,121
                                                           ---------------
Liabilities
Payables:
   Investment securities purchased......................       104,370,366
   Capital shares redeemed..............................         1,809,877
   Margin owed to broker on futures contracts...........           307,813
   Dividends to shareholders............................           240,913
   Management fee (Note 2A).............................           232,312
   Shareholder servicing and administration fee (Note 2B)           33,848
   Accrued expenses.....................................           150,664
                                                           ---------------
Total liabilities.......................................       107,145,793
                                                           ---------------
Net Assets..............................................   $   572,415,328
                                                           ---------------
Cost of investments.....................................   $   660,082,524
                                                           ---------------
Net Assets Consist of:
Capital stock, at par...................................   $        44,578
Additional paid-in capital..............................       567,582,363
Undistributed net investment income/(excess distributions)       (240,913)
Accumulated net realized gain (loss) on investment and
   foreign currency transactions........................         1,540,332
Unrealized appreciation/(depreciation) of
   Investments and futures..............................         3,488,968
                                                           ---------------
                                                           $   572,415,328
                                                           ---------------
Calculation of Maximum Offering Price
Plus Class Shares
Net Assets..............................................   $   413,100,172
Shares of capital stock outstanding.....................        32,170,964
                                                           ---------------
Net asset value and offering price per share............   $         12.84
                                                           ---------------
Class A Shares
Net Assets..............................................   $    92,075,242
Shares of capital stock outstanding.....................         7,169,112
                                                           ---------------
Net asset value and redemption price per share..........             12.84
Sales charge--4.25% of public offering price............              0.57
                                                           ---------------
Maximum offering price..................................   $         13.41
                                                           ---------------
Class B Shares
Net Assets..............................................   $    34,310,502
Shares of capital stock outstanding.....................         2,672,090
                                                           ---------------
Net asset value and offering price per share............   $         12.84
                                                           ---------------
Class C Shares
Net Assets                                                 $    32,929,412
Shares of capital stock outstanding.....................         2,565,390
                                                           ---------------
Net asset value and offering price per share............   $         12.84
                                                           ---------------


See Notes to Financial Statements.


--------------------------------------------------------------------------------
14 o ALLIANCEBERNSTEIN Short Duration Portfolio

STATEMENT OF OPERATIONS
Year Ended September 30, 2003


Investment Income
Income:
   Interest.............................................   $    15,439,239
                                                           ---------------
Total income............................................        15,439,239
                                                           ---------------
Expenses (Notes 1 and 2):
Management fee..........................................         2,208,640
Shareholder servicing and administration fee............           408,845
Custodian and transfer agent fees.......................           193,447
Distribution fees--Short Duration Class A...............            60,827
Distribution fees--Short Duration Class B...............            60,750
Distribution fees--Short Duration Class C...............            65,294
Printing fees...........................................            23,604
Auditing and tax fees...................................            21,544
Legal fees..............................................            17,705
Registration fees.......................................            17,484
Directors' fees and expenses............................             4,871
Miscellaneous...........................................            22,702
                                                           ---------------
Total expenses before interest expense..................         3,105,713
Interest expense........................................            25,154
                                                           ---------------
Total expenses..........................................         3,130,867
                                                           ---------------
Net investment income...................................        12,308,372
                                                           ---------------
Realized and Unrealized Gain (Loss)
on Investment Transactions
Net realized gain (loss) on:
   Investment transactions..............................         5,452,763
   Futures transactions.................................          (257,005)
                                                           ---------------
Net realized gain on investment transactions............         5,195,758
                                                           ---------------
Net decrease in unrealized appreciation/(depreciation) of:
   Investments and futures..............................        (3,343,946)
                                                           ---------------
Net realized and unrealized gain on
   investment transactions..............................         1,851,812
                                                           ---------------
Net Increase in Net Assets Resulting from Operations....   $    14,160,184
                                                           ---------------


See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 15

STATEMENT OF CHANGES IN NET ASSETS



                                            Year Ended          Year Ended
                                        September 30, 2003  September 30, 2002
                                        ------------------  ------------------
Increase (Decrease) in Net Assets
from Operations
Net investment income..................  $    12,308,372   $    14,907,767
Net realized gain (loss) on investment
   transactions........................        5,195,758         1,590,199
Increase (decrease) in unrealized
   appreciation/ (depreciation) of
   investments.........................       (3,343,946)        1,408,509
                                         ---------------   ---------------
Net increase (decrease) in net assets
   resulting from operations...........       14,160,184        17,906,475
                                         ---------------   ---------------
Dividends to Shareholders:
Dividends from net investment income(a)
   Plus Class..........................      (11,801,625)      (14,908,490)
                                         ---------------   ---------------
   Short Duration Class A..............         (366,071)               -0-
   Short Duration Class B..............          (68,607)               -0-
   Short Duration Class C..............          (72,509)               -0-
                                         ---------------   ---------------
Total dividends to shareholders........      (12,308,812)      (14,908,490)
                                         ---------------   ---------------
Capital-share transactions (Note 6):
Net proceeds from sales of shares......      355,281,867       171,261,138
Net proceeds from sales of shares
   issued to shareholders on reinvestment
   of dividends and distributions......        5,350,098         5,603,775
                                         ---------------   ---------------
Total proceeds from shares sold........      360,631,965       176,864,913
Cost of shares redeemed................     (187,786,603)     (149,882,438)
                                         ---------------   ---------------
Increase (decrease) in net assets from
   capital-share transactions..........      172,845,362        26,982,475
                                         ---------------   ---------------
Net increase (decrease) in net assets..      174,696,734        29,980,460
Net Assets:
Beginning of period....................      397,718,594       367,738,134
                                         ---------------   ---------------
End of period(b).......................  $   572,415,328   $   397,718,594
                                         ===============   ===============


(a) Short Duration Class A, B and C Shares commenced distribution on May 21,
    2003.
(b) Includes undistributed net investment income/(excess distributions) of:
    $(240,913) and $(352,512), respectively. See Notes to Financial Statements.


--------------------------------------------------------------------------------
16 o ALLIANCEBERNSTEIN Short Duration Portfolio

NOTES TO FINANCIAL STATEMENTS
September 30, 2003


NOTE 1.
Organization and Significant Accounting Policies
The AllianceBernstein Short Duration Class A, B and C shares are shares of Short Duration Plus Portfolio (the "Portfolio") of the Sanford C. Bernstein Fund, Inc. (the "Fund"). The Fund is a managed open-end registered investment company, incorporated in Maryland on May 4, 1988. The Fund is currently comprised of 12 series each with its own investment objectives. Effective May 21, 2003, the Short Duration Plus Portfolio commenced offering AllianceBernstein Short Duration Class A, AllianceBernstein Short Duration Class B and AllianceBernstein Short Duration Class C Shares (collectively, "Short Duration Class Shares") in addition to the existing Short Duration Plus Class shares (the "Plus Class"). These financial statements include only the Short Duration Class Shares. The financial highlights of the Plus Class shares are presented in a separate financial report. All four classes of shares have identical voting, dividend, liquidation and other rights, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan, as applicable. The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. Additional information about some of the items discussed in these notes to financial statements is contained in the Fund's Statement of Additional Information, which is available upon request. The following is a summary of significant accounting policies followed by the Fund.

A. Portfolio Valuation
In accordance with Pricing Policies adopted by the Board of Directors of the Fund (the "Pricing Policies") and applicable law, portfolio securities are valued at current market value or at fair value. The Board of Directors has delegated to Alliance Capital Management L.P. (the "Adviser"), subject to the Board's continuing oversight, certain responsibilities with respect to the implementation of the Pricing Policies. Pursuant to the Pricing Policies, securities for which market quotations are readily available are valued at their current market value. In general, the market value of these securities is determined as follows:

Securities listed on a national securities exchange or on a foreign securities exchange are valued at the last sale price at the close of the exchange or foreign securities exchange. If there has been no sale on such day, the securities are valued at the mean of the closing bid and asked prices on such day. If no bid or asked prices are quoted on such day, then the security is valued in good faith at fair value in accordance with the Pricing Policies. Securities listed on more than one exchange are valued by reference to the principal exchange on which the securities are traded; securities not listed on an exchange but traded on The Nasdaq Stock Market, Inc. ("NASDAQ") are valued in accordance with the NASDAQ Official Closing Price; listed put or call options are valued at the last sale price. If there has been no sale on that day, such securities will be valued at the closing bid prices on that day; open futures contracts and options thereon are valued using the closing settlement price or, in the absence of such a


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 17
price, the most recent quoted bid price. If there are no quotations available for the day of valuations, the last available closing settlement price is used; securities traded in the over-the-counter market,(but excluding securities traded on NASDAQ) are valued at the mean of the current bid and asked prices as reported by the National Quotation Bureau or other comparable sources; U.S. Government securities and other debt instruments having 60 days or less remaining until maturity are valued at amortized cost if their original maturity was 60 days or less, or by amortizing their fair value as of the 61st day prior to maturity if their original term to maturity exceeded 60 days; fixed-income securities, including mortgage backed and asset backed securities, may be valued on the basis of prices provided by a pricing service or at a price obtained from one or more of the major broker/dealers. In cases where broker/dealer quotes are obtained, the Pricing Policies provide that the Adviser may establish procedures whereby changes in market yields or spreads are used to adjust, on a daily basis, a recently obtained quoted price on a security; and OTC and other derivatives are valued on the basis of a quoted bid price or spread from a major broker/dealer in such security. Securities for which market quotations are not readily available are valued at fair value in accordance with the Pricing Policies.

B. Security Transactions and Related Investment Income
Security transactions are accounted for on the trade date (the date the buy or sell order is executed). Securities gains and losses are calculated on the identified cost basis. Interest income is recorded on the accrual basis, and dividend income is recorded on the ex-dividend date.

C. Futures Contracts
Upon entering into a futures contract, the Portfolio is required to deposit cash or to pledge securities in an amount (initial margin) equal to a certain percentage of the purchase price indicated in the futures contract. Subsequent payments, which are dependent on the daily fluctuations in the market value of the underlying index or security, are made or received by the Portfolio each day (daily variation margin) or at other intervals as is required. The aggregate of these payments or receipts through the expiration of the futures contract is recorded for book purposes as unrealized gains or losses by the Portfolio. If the Portfolio enters into a closing transaction, it will realize, for book purposes, a gain or loss equal to the difference between the value of the futures contract at the time it was opened or purchased and its value at the time it was closed.

D. Taxes
The Portfolio is treated as a separate entity for federal income tax purposes. The Portfolio intends to continue to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986 as they apply to regulated investment companies. By so complying, the Portfolio will not be subject to federal income taxes to the extent that all of its income is distributed.


--------------------------------------------------------------------------------
18 o ALLIANCEBERNSTEIN Short Duration Portfolio

E. Repurchase Agreements
The Portfolio may enter into repurchase agreements with banks or securities broker-dealers. It is the Fund's policy that its custodian receive delivery of the securities collateralizing repurchase agreements, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value of the collateral is equal to at least 100% of the repurchase price. Repurchase agreements could involve certain risks in the event of default or insolvency of the other party, including possible delays or restrictions on the Portfolio's ability to dispose of the underlying securities.


F. Securities Transactions on a When-Issued or Delayed-Delivery Basis
The Portfolio may purchase securities on a when-issued basis or sell securities on a delayed-delivery basis. At the time a Portfolio commits to purchase a security on a when-issued or delayed-delivery basis, the Portfolio will record the transaction and use the security's value in determining the Portfolio's net asset value. At the time a Portfolio commits to sell a security on a delayed-delivery basis, the Portfolio will record the transaction and exclude the security's value in determining the Portfolio's net asset value. The Portfolio segregates cash and marketable securities at least equal in value to its purchase commitment for when-issued or delayed-delivery securities, and segregates portfolio securities on a delayed-delivery basis.

G. Distribution of Income and Gains
Net investment income of the Portfolio is declared and recorded as a dividend to shareholders daily and is payable to shareholders monthly. Distributions of net realized gains, less any available loss carryforwards, if any, will be paid to shareholders at least once a year, and recorded on the ex-dividend date.

Elements of realized gains and net investment income may be recorded in different accounting periods for financial reporting (book) and federal income tax (tax) purposes (temporary differences). To the extent that such distributions required for tax purposes exceed income and gains recorded for book purposes as a result of such temporary differences, "excess distributions" are reflected in the accompanying financial statements. Certain other differences--permanent differences--arise because treatment of elements of income and gains is different between book and tax accounting. Permanent differences are reclassified in the year they arise. Permanent differences have no effect on net assets. The effect of such permanent differences on the Portfolio due to reclassification of distributions is reflected as an adjustment to the components of capital as of September 30, 2003, as shown below:

                                    Increase (Decrease)
                                      To Accumulated        Increase (Decrease)
             Increase (Decrease)   Net Realized Gain (Loss)   To Undistributed
                To Additional      on Investments, Futures    Net Investment
               Paid-In Capital     and Foreign Currencies      Income (Loss)
--------------------------------------------------------------------------------
 Short Duration Plus   $-0-              $ (112,039)          $    112,039


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 19

H. Income and Expenses
All income earned and expenses incurred by the Portfolio are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the Portfolio represented by the shares of such class. Class-specific expenses are borne by the respective class.

I. Interest Rate Swap Agreements
The Portfolio may enter into interest rate swaps to protect itself from interest rate fluctuations on the underlying debt instruments. A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The loss incurred by the failure of a counterparty is generally limited to the net interest payment to be received by the Portfolio, and/or the termination value at the end of the contract. Therefore, the Portfolio considers the creditworthiness of each counterparty to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying securities.

The Portfolio records a net receivable or payable on a daily basis for the net interest income or expense expected to be received or paid in the interest period. Net interest received or paid on these contracts is recorded as interest income (or as an offset to interest income). Fluctuations on the value of swap contracts are recorded for financial statement purposes as unrealized appreciation and depreciation of investments. Realized gains and losses from terminated swaps are included in net realized gains/losses on investment transactions.

J. Reverse Repurchase Agreements
Under a reverse repurchase agreement, the Portfolio sells securities and agrees to repurchase them at a mutually agreed upon date and price. At the time the Portfolio enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing liquid assets having a value at least equal to the repurchase price.

For the year ended September 30, 2003, the average amount of reverse repurchase agreements outstanding for the Short Duration Plus Portfolio was $9,818,887 and the daily weighted average interest rate was 1.49%.


--------------------------------------------------------------------------------
20 o ALLIANCEBERNSTEIN Short Duration Portfolio

NOTE 2.
Investment Management and Transactions with Affiliated Persons
A. Management Fee
Under the Investment Management Agreement between the Fund and the Adviser, the Adviser manages the investment of the Portfolio's assets, places purchase and sales orders and bears various expenses, including the salaries and expenses of all personnel except those of outside directors. In addition, the Adviser agrees to permit its directors, officers and employees who may be elected directors or officers of the Fund to serve in the capacities to which they are elected. The Adviser renders these services subject to the general oversight of the Board of Directors. The Adviser receives an investment management fee, at an annualized rate of up to .50% of the first $1 billion and .45% in excess of $1 billion for the Portfolio.

B. Shareholder Servicing Fee; Transfer Agency Agreement
Under the Shareholder Servicing Agreement between the Fund and the Adviser, the Adviser agrees to pay expenses it incurs in providing shareholder servicing to the Fund, the Portfolio and individual shareholders. This agreement applies only to the Plus Class Shares of the Portfolio. Under the agreement, the fee payable by the Plus Class share for services under this agreement is .10 of 1% of the average daily net assets of the Portfolio during the month.

Under a Transfer Agency Agreement, the Short Duration Class shares of the Portfolio compensate Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, for providing personnel and facilities to perform transfer agency services. Such compensation amounted to $11,843 for the year ended September 30, 2003.

C. Distribution--Short Duration Plus Class Shares
Under the Distribution Agreement between the Fund, on behalf of the Plus Class shares of the Portfolio, and Sanford C. Bernstein & Co., LLC (the "Distributor"), the Distributor agrees to act as agent to sell Plus Class shares of the Portfolio. This agreement does not apply to the Short Duration Class Shares of the Portfolio. The Distributor receives no fee for this service, and furthermore agrees to pay all expenses arising from the performance of its obligations under this agreement. The Distributor is a wholly-owned subsidiary of Alliance Capital Management L.P.

D. Distribution Arrangements--Short Duration Classes
The Short Duration Class Shares of the Portfolio have adopted a Distribution Services Agreement (the "Agreement"), including a distribution plan pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, each such class pays distribution services fees to AllianceBernstein Investment Research and Management, Inc., (the "Distributor"), formerly Alliance Fund Distributors, Inc., a wholly-owned subsidiary of the Adviser, at an annual


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 21
rate of up to .30 of 1% of the Portfolio's average daily net assets attributable to the Short Duration Class A shares and 1% of the Short Duration Portfolio's average daily net assets attributable to both Class B and Class C shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has advised the Portfolio that it has incurred expenses in excess of the distribution costs reimbursed by the Portfolio in the amount of $631,892 and $390,560 for Class B and Class C shares, respectively. Such costs may be recovered from the Portfolio in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs incurred by the Distributor beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's Short Duration Class shares.


E. Other Transactions with Affiliates
Class A shares of the Portfolio are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase may be subject to a contingent deferred sales charge of 1%. Class B shares are currently sold with a contingent deferred sales charge which declines from 3% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares six years after the end of the calendar month of purchase. Class C shares are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase.

The Distributor has advised the Portfolio that it has retained front-end sales charges of $19,790 from the sales of Class A shares and received $25,255, $6,779, and $5,551 in contingent deferred sales charges imposed upon redemptions by shareholders of Class A, Class B and Class C shares, respectively, for the year ended September 30, 2003.

NOTE 3.
Investment Security Transactions
Purchases and Sales
For the period from October 1, 2002 through September 30, 2003, the Portfolio had purchase and sales transactions, excluding repurchase transactions and transactions in short-term instruments, as follows:

                                             Purchases          Sales
                                         ---------------   ---------------
Investment securities (excluding U.S.
   government securities)..............  $   342,957,268   $   155,408,713
U.S. government securities.............    1,167,254,417     1,104,510,845



--------------------------------------------------------------------------------
22 o ALLIANCEBERNSTEIN Short Duration Portfolio

NOTE 4.
Distributions to Shareholders
The tax character of the distributions paid during the fiscal years ended September 30, 2003, and September 30, 2002, were as follows:

                                               2003             2002
                                         ---------------   ---------------
Distributions paid from:
   Ordinary income.....................  $    12,308,812   $    14,908,490
                                         ---------------   ---------------
Total taxable distributions paid.......       12,308,812        14,908,490
                                         ---------------   ---------------
Total distributions paid...............  $    12,308,812   $    14,908,490
                                         ---------------   ---------------

As of September 30, 2003, the components of accumulated earnings/(deficit) on a tax basis were as follows:

                                                                       Total
                                    Accumulated       Unrealized    Accumulated
                     Ordinary       Capital and    Appreciation/      Earnings/
                       Income   Other Losses(a)   Depreciation(b)     (Deficit)
--------------------------------------------------------------------------------
                     $608,117      $      -0-       $ 4,421,183    $ 5,029,300

(a) During the fiscal year, the Portfolio utilized capital loss carry forwards of $1,086,742.
(b) The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales and mark to market on futures contracts.

NOTE 5.
Risk Involved in Investing in the Portfolio
Interest Rate Risk and Credit Risk-Interest rate risk is the risk that changes in interest rates will affect the value of the Portfolio's investments in fixed-income debt securities such as bonds or notes. Increases in interest rates may cause the value of the Portfolio's investments to decline. Credit risk is the risk that the issuer or guarantor of a debt security, or the counterparty to a derivative contract, will be unable or unwilling to make timely principal and/or interest payments, or to otherwise honor its obligations. The degree of risk for a particular security may be reflected in its credit risk rating. Credit risk is greater for medium quality and lower-rated securities. Lower-rated debt securities and similar unrated securities (commonly known as "junk bonds") have speculative elements or are predominantly speculative risks.

NOTE 6.
Risks Involved in Futures Contracts

The Portfolio may purchase or sell financial futures contracts for the purpose of hedging their portfolios against adverse effects of anticipated movements in the market. Financial futures contracts obligate the buyer to take and the seller to make delivery at a future date of a specified quantity of a financial instrument or an amount of cash based on the value of a securities index or the market value in U.S. dollars of a foreign currency. The contract amounts reflect the extent of the Portfolio's involve-


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 23
ment and risk of loss in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of the futures contracts and movements in the price of the securities hedged or used for cover. The Portfolio's activities in futures contracts are conducted through regulated exchanges that do not result in counterparty credit risks.

NOTE 7.
Capital-Share Transactions
The Fund has authorized 7.8 billion shares of common stock, par value $0.001 per share, of which, at September 30, 2003, 7.5 billion are divided into 12 Portfolios. It has allocated 800 million shares to the Portfolio, divided evenly into four classes. Share transactions for the year ended September 30, 2003, were as follows:

                 ===============================================================
                              Shares                        Amount
                 ===============================================================
                    Year Ended     Year Ended     Year Ended       Year Ended
                 September 30,  September 30,  September 30,    September 30,
                          2003           2002           2003             2002
--------------------------------------------------------------------------------
Plus Class
Shares sold         13,975,661     13,528,215  $ 178,895,875   $ 171,261,138
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends         390,519        443,126      4,996,888       5,603,775
--------------------------------------------------------------------------------
Shares redeemed    (13,306,518)   (11,839,574)  (170,299,304)   (149,882,438)
--------------------------------------------------------------------------------
Net increase         1,059,662      2,131,767     13,593,459      26,982,475
--------------------------------------------------------------------------------
Beginning of
  period            31,111,302     28,979,535    394,781,579     367,799,104
--------------------------------------------------------------------------------
End of period       32,170,964     31,111,302  $ 408,375,038   $ 394,781,579
--------------------------------------------------------------------------------
Short Duration
Class A Shares(a)
Shares sold          8,246,525                 $ 105,874,668
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends          20,660                       264,422
--------------------------------------------------------------------------------
Shares converted
  from Class B           6,479                        78,387
--------------------------------------------------------------------------------
Shares redeemed     (1,104,552)                  (14,132,073)
--------------------------------------------------------------------------------
Net increase         7,169,112                    92,085,404
--------------------------------------------------------------------------------
Beginning of
  period                    -0-                           -0-
--------------------------------------------------------------------------------
End of period        7,169,112                 $  92,085,404
--------------------------------------------------------------------------------
(a) AllianceBernstein Short Duration Class A, B and C Shares commenced distribution on May 21, 2003.


--------------------------------------------------------------------------------
24 o ALLIANCEBERNSTEIN Short Duration Portfolio

                 ===============================================================
                             Shares                         Amount
                 ===============================================================
                    Year Ended     Year Ended     Year Ended       Year Ended
                  September 30,  September 30,  September 30,    September 30,
                          2003           2002           2003             2002
--------------------------------------------------------------------------------
Short Duration
Class B Shares(a)
Shares sold          2,825,884                 $  36,226,574
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends           3,459                        44,252
--------------------------------------------------------------------------------
Shares converted
  to Class A            (6,608)                      (78,387)
--------------------------------------------------------------------------------
Shares redeemed       (150,645)                   (1,932,900)
--------------------------------------------------------------------------------
Net increase         2,672,090                    34,259,539
--------------------------------------------------------------------------------
Beginning of
  period                    -0-                           -0-
--------------------------------------------------------------------------------
End of period        2,672,090                 $  34,259,539
--------------------------------------------------------------------------------
Short Duration
Class C Shares(a)
Shares sold          2,667,163                 $  34,206,363
--------------------------------------------------------------------------------
Shares issued
  to shareholders
  on reinvestment
  of dividends           3,481                        44,536
--------------------------------------------------------------------------------
Shares redeemed       (105,254)                   (1,343,939)
--------------------------------------------------------------------------------
Net increase         2,565,390                    32,906,960
--------------------------------------------------------------------------------
Beginning of
  period                    -0-                           -0-
--------------------------------------------------------------------------------
End of period        2,565,390                 $  32,906,960
--------------------------------------------------------------------------------
(a) AllianceBernstein Short Duration Class A, B and C Shares commenced distribution on May 21, 2003.


NOTE 8.
Legal Proceedings
Alliance Capital Management L.P. ("Alliance Capital"), the Fund's Adviser, is currently under investigation by the Office of the New York State Attorney General ("NYAG") and the United States Securities and Exchange Commission ("SEC") in connection with their investigation of practices in the mutual fund industry identified as "market timing" and "late trading" of mutual fund shares. Certain other regulatory authorities are also conducting investigations into these practices within the industry and have requested that Alliance Capital provide information to them. Alliance Capital has been cooperating with all of these authorities and has been conducting its own internal investigation into these matters. In addition, Alliance Capital's Board of Directors authorized a special committee, comprised of the members of Alliance Capital's Audit Committee and the other independent


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 25
member of the Board, to direct and oversee a comprehensive review of the facts and circumstances relevant to the SEC's and the NYAG's investigations.

On October 2, 2003, a putative class action complaint entitled Hindo et al. v. AllianceBernstein Growth & Income Fund et al. (the "Hindo Complaint") was filed against Alliance Capital; Alliance Capital Management Holding L.P.; Alliance Capital Management Corporation; AXA Financial, Inc.; certain of the AllianceBernstein Mutual Funds, including the Portfolio; Gerald Malone; Charles Schaffran (collectively, the "Alliance Capital defendants"); and certain other defendants not affiliated with Alliance Capital. The Hindo Complaint was filed in the United States District Court for the Southern District of New York by alleged shareholders of two of the AllianceBernstein Mutual Funds. The Hindo Complaint alleges that certain of the Alliance Capital defendants failed to disclose that they improperly allowed certain hedge funds and other unidentified parties to engage in late trading and market timing of AllianceBernstein Fund securities, violating Sections 11 and 15 of the Securities Act, Sections 10(b) and 20(a) of the Exchange Act, and Sections 206 and 215 of the Advisers Act. Plaintiffs seek an unspecified amount of compensatory damages and rescission of their contracts with Alliance Capital, including recovery of all fees paid to Alliance Capital pursuant to such contracts.

Between October 3 and November 13, 2003, twenty-one additional lawsuits making factual allegations similar to those in the Hindo Complaint were filed against Alliance Capital and certain other defendants. All of these lawsuits seek an unspecified amount of damages.

Through November 14, 2003, Alliance Capital's internal investigation has revealed that Alliance Capital maintained relationships with certain investors who were permitted to engage in market timing trades in certain AllianceBernstein Mutual Funds in return for or in connection with making investments (which were not actively traded) in other Alliance Capital products, including hedge funds and mutual funds, for which Alliance Capital receives advisory fees ("Market Timing Relationships"). Alliance Capital believes that these Market Timing Relationships created conflicts of interest and that certain of the trades made pursuant to these relationships had an adverse effect on some shareholders of the AllianceBernstein Mutual Funds. These matters are the subject of the ongoing internal investigation by Alliance Capital.

As a result of Alliance Capital's involvement in market timing or for other reasons, investors in the AllianceBernstein Mutual Funds may choose to redeem their investments. This may require the AllianceBernstein Mutual Funds to sell investments held by those funds to provide for sufficient liquidity and could also have an adverse effect on the investment performance of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
26 o ALLIANCEBERNSTEIN Short Duration Portfolio

Any resolution of Alliance Capital's involvement in market timing and the related SEC and NYAG investigations and private lawsuits is likely to include, but not be limited to, sanctions, penalties, appropriate restitution to mutual fund shareholders and structural changes in the governance of Alliance Capital's mutual fund business. Alliance Capital is committed to full restitution of the adverse effects that inappropriate market timing transactions allowed by Alliance Capital had on the shareholders of the AllianceBernstein Mutual Funds.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 27

FINANCIAL HIGHLIGHTS
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      Short Duration Plus Portfolio
                                                 ==========   ===========   ==========
                                                    Class A       Class B      Class C
                                                 ==========   ===========   ==========
                                                     Period        Period       Period
                                                      Ended         Ended        Ended
                                                 9/30/03(a)    9/30/03(a)   9/30/03(a)
                                                 -------------------------------------
Net asset value, beginning of period...........      $12.87        $12.87       $12.87
                                                 -------------------------------------
Income From Investment Operations:
Investment income, net.........................         .08           .05          .05
Net realized and unrealized gain (loss)
  on investment transactions...................        (.03)         (.03)        (.03)
                                                 -------------------------------------
Total from investment operations...............         .05           .02          .02
                                                 -------------------------------------
Less Distributions:
Dividends from taxable net investment
  income ......................................        (.08)         (.05)        (.05)
                                                 -------------------------------------
Total distributions............................        (.08)         (.05)        (.05)
                                                 -------------------------------------
Net asset value, end of period.................      $12.84        $12.84      $ 12.84

                                                 -------------------------------------
Total return(b)................................         .48%          .24%         .24%
Ratios/Supplemental Data
Net assets, end of period (000 omitted) .......     $92,075       $34,311      $32,929
Average net assets (000 omitted)...............     $56,063       $16,797      $18,054
Ratio of expenses to average net assets .......         .91%*        1.63%*       1.63%*
Ratio of expenses to average net assets
  excluding interest...........................         .91%*        1.64%*       1.63%*
Ratio of net investment income to
  average net assets...........................        1.81%*        1.13%*       1.11%*
Portfolio turnover rate........................         283%          283%         283%


*   Annualized.
(a) Commenced distribution on May 21, 2003.
(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total return does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Total investment return calculated for a period of less than one year is not annualzed.
See Notes to Financial Statements.


--------------------------------------------------------------------------------
28 ALLIANCEBERNSTEIN Short Duration Portfolio

REPORT OF INDEPENDENT AUDITORS



To the Board of Directors and Short Duration Class Shareholders of
Sanford C. Bernstein Fund, Inc.
In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Short Duration Plus Portfolio (one of the twelve portfolios constituting Sanford C. Bernstein Fund, Inc., hereafter referred to as the "Fund") at September 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for the Short Duration Class Shares for the period May 21, 2003 (commencement of distribution) through September 30, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at September 30, 2003, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
November 25, 2003


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 29

BOARD OF DIRECTORS


Roger Hertog, President and Treasurer, Chairman
Andrew S. Adelson, Senior Vice President
Irwin Engelman(1)
Thomas S.Hexner
Peter W. Huber(1)
William Kristol(1)
Thomas B. Stiles, II(1)
Rosalie J. Wolf(1)


OFFICERS


Kathleen A. Corbet, Senior Vice President
Mark R. Manley, Secretary


Custodian
State Street Bank and Trust Company
225 Franklin Street
Boston, Massachusetts 02110

Distributor#
AllianceBernstein Investment Research and Management, Inc.
1345 Avenue of the Americas
New York, NY 10105

Transfer Agent#
Alliance Global Investor Services, Inc.
P.O. Box 786003
San Antonio,TX 78278-6003
Toll-Free (800) 221-5672

Legal Counsel
Shearman & Sterling
599 Lexington Avenue
New York, NY 10022

Independent Auditors
PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036





(1) Member of the Audit Committee.
#   For the Intermediate Municipal Portfolios, Class A, B and C shares only.

--------------------------------------------------------------------------------
30 o ALLIANCEBERNSTEIN Short Duration Portfolio

MANAGEMENT OF THE FUND


Board of Directors Information
The business and affairs of the Fund are managed under the direction of the Board of Directors. Certain information concerning the Fund's Directors is set forth below.

                                                                   PORTFOLIOS
                                                                     IN FUND        OTHER
NAME, AGE OF DIRECTOR,                    PRINCIPAL                  COMPLEX    DIRECTORSHIPS
      ADDRESS                            OCCUPATION(S)             OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   DURING PAST 5 YEARS           DIRECTOR      DIRECTOR
----------------------------------------------------------------------------------------------

INTERESTED DIRECTORS

Roger Hertog,**, 62              Vice Chairman and Director -          12           None
1345 Avenue of the               Alliance Capital Management
New York, NY 10105               Corporation ("ACMC"), the
(15)                             General Partner of Alliance
Chairman of the Board            Capital Management, L.P.
                                 ("Alliance") since 2000; prior
                                 thereto President, Chief Operating
                                 Officer and Director - Sanford C.
                                 Bernstein & Co., Inc. ("Bernstein")
                                 since prior to 1998.

Andrew S. Adelson,**, 48         Executive Vice President and          12           None
1345 Avenue of the Americas      Chief Investment Officer
New York, NY 10105               International Value Equities
(6)                              - ACMC since 2000; prior
                                 thereto Senior Vice President,
                                 Chief Investment Officer -
                                 International Equities and
                                 Director - Bernstein since prior
                                 to 1998.

Thomas S. Hexner,**, 47          Executive Vice President, ACMC        12           None
1345 Avenue of the Americas      and President, Bernstein
New York, NY 10105               Investment Research and
(2 months)                       management since 2000; prior
                                 thereto, Senior Vice President -
                                 Private Client Asset Management
                                 and Director of Bernstein since
                                 prior to 1998.

DISINTERESTED DIRECTORS
Irwin Engelman, #, 69            Business Consultant since             12      WellGen Inc.;
936 Fifith Avenue                April 2002; prior thereto                     Baruch College;
New York, NY 10021               Executive Vice President                      Long Wharf
(3)                              and Chief Financial Officer,                  Theatre; National
                                 Youth Stream Media Networks                   Corporate Theatre
                                 since October 2000; prior                     Fund; Temple
                                 thereto Vice Chairman and                     Sharay Tefila.
                                 Chief Administrative Officer
                                 of Revlon, Inc. and Executive
                                 Vice President and Chief
                                 Financial Officer of
                                 MacAndrews and Forbes Holdings
                                 Inc., since prior to 1998.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 31

                                                                   PORTFOLIOS
                                                                     IN FUND        OTHER
NAME, AGE OF DIRECTOR,                    PRINCIPAL                  COMPLEX    DIRECTORSHIPS
      ADDRESS                            OCCUPATION(S)             OVERSEEN BY     HELD BY
(YEARS OF SERVICE*)                   DURING PAST 5 YEARS           DIRECTOR      DIRECTOR
----------------------------------------------------------------------------------------------
DISINTERESTED DIRECTORS
(continued)
Peter W. Huber, #, 51            Partner - Kellogg Huber               12           None
1301 K Street NW                 Hansen Todd & Evans (law
Washington, DC 20814 firm)       since prior to 1998.
(3)                              Senior Fellow - Manhattan
                                 Institute for Policy Research;
                                 Columnist-Forbes  Magazine;
                                 Partner - Digital Power
                                 Group and Digital Power Capital.

William Kristol, #, 50           Editor, The Weekly Standard           12           None
1150 17th Street NW              since prior to 1998.
5th Floor
Washington, DC 20036
(9)

Thomas B. Stiles, II, #, 63      President - Cedar Lawn                12       Laguna Beach
87 Monarch Bay Drive             Corporation (cemetery).                         Art Museum;
Monarch Beach, CA 92629          Formerly Managing Director,                     Cedar Lawn
(2 months)                       Senior Portfolio Manager and                    Corporation
                                 Director of Investment Strategy
                                 of Smith Barney Asset Management
                                 from 1997 until his retirement
                                 in 1999. Prior thereto, Chairman
                                 and Chief Executive Officer of
                                 Greenwich Street Advisors
                                 from 1988-1997 and Executive Vice
                                 President and Director of E.F.
                                 Hutton Group from 1982-1987.

Rosalie J. Wolf, #, 62           Managing Director, Offit Hall         12       Airborne, Inc.;
65 East 55th Street              Capital Management since                       TIAA-CREFF;
29th Floor                       January 2001; prior thereto,                   North European
New York, NY 10022               Managing Partner - Botanica                    Oil Royalty Trust.
(3)                              Capital Partners LLC from
                                 June 2000 through January 2001;
                                 prior thereto, Treasurer and
                                 Chief Investment Officer, The
                                 Rockefeller Foundation since
                                 prior to 1998.


*  There is no stated term of office for the directors.
** Messrs. Hertog, Adelson and Hexner are "interested directors", as defined in the 1940 Act, due to their affiliation with Alliance.
#  Member of the Audit Committee and the Nominating Committee.


--------------------------------------------------------------------------------
32 o ALLIANCEBERNSTEIN Short Duration Portfolio

Officer Information
Certain information concerning the Fund's Officers is listed below.

      NAME,             POSITION(S)             PRINCIPAL OCCUPATION
 ADDRESS* AND AGE      HELD WITH FUND           DURING PAST 5 YEARS**
--------------------------------------------------------------------------------

Roger Hertog, 62         President and Treasurer        See biography above.

Andrew S. Adelson, 48    Senior Vice President          See biography above.

Kathleen Corbet, 43      Senior Vice President          Executive Vice President
                                                        of ACMC,** with which
                                                        she has been associated
                                                        since prior to 1998.

Mark R. Manley, 41       Secretary                      Senior Vice President
                                                        and Acting General
                                                        Counsel of ACMC,** with
                                                        which he has been
                                                        associated since prior
                                                        to 1998.



* The address for each of the Fund's Officers is 1345 Avenue of the Americas, New York, NY 10105.
** ACMC is an affiliate of the Fund.
   The Fund's Statement of Additional Information ("SAI") has additional information about the Fund's Directors and Officers and is available without charge upon request. Contact your financial representative or Alliance Capital at 1-800-227-4618 for a free prospectus or SAI.


--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 33

ALLIANCEBERNSTEIN FAMILY OF FUNDS


================================================================================
  Wealth Strategies Funds
================================================================================
  Balanced Wealth Strategy
  Wealth Appreciation Strategy
  Wealth Preservation Strategy
  Tax-Managed Balanced Wealth Strategy*
  Tax-Managed Wealth Appreciation Strategy
  Tax-Managed Wealth Preservation Strategy**

================================================================================
  Blended Style Series
================================================================================
  U.S. Large Cap Portfolio

================================================================================
  Growth Funds
================================================================================
  Domestic
  Growth Fund
  Health Care Fund
  Mid-Cap Growth Fund
  Premier Growth Fund
  Small Cap Growth Fund#
  Technology Fund

  Global & International
  All-Asia Investment Fund
  Global Small Cap Fund
  Greater China '97 Fund
  International Premier Growth Fund
  New Europe Fund
  Worldwide Privatization Fund

  Select Investor Series
  Biotechnology Portfolio
  Premier Portfolio
  Technology Portfolio

================================================================================
  Value Funds
================================================================================
  Domestic
  Balanced Shares
  Disciplined Value Fund
  Growth & Income Fund
  Real Estate Investment Fund
  Small Cap Value Fund
  Utility Income Fund
  Value Fund

  Global & International
  Global Value Fund
  International Value Fund

================================================================================
  Taxable Bond Funds
================================================================================
  Americas Government Income Trust
  Corporate Bond Portfolio
  Emerging Market Debt Fund
  Global Strategic Income Trust
  High Yield Fund
  Multi-Market Strategy Trust
  Quality Bond Portfolio
  Short Duration Portfolio
  U.S. Government Portfolio

================================================================================
  Municipal Bond Funds
================================================================================
  National
  Insured National
  Arizona
  California
  Insured California
  Florida
  Massachusetts
  Michigan
  Minnesota
  New Jersey
  New York
  Ohio
  Pennsylvania
  Virginia

================================================================================
  Intermediate Municipal Bond Funds
================================================================================
  Intermediate California
  Intermediate Diversified
  Intermediate New York

================================================================================
  Closed-End Funds
================================================================================
  All-Market Advantage Fund
  ACM Income Fund
  ACM Government Opportunity Fund
  ACM Managed Dollar Income Fund
  ACM Managed Income Fund
  ACM Municipal Securities Income Fund
  California Municipal Income Fund
  National Municipal Income Fund
  New York Municipal Income Fund
  The Spain Fund
  World Dollar Government Fund
  World Dollar Government Fund II


We also offer Exchange Reserves,++ which serves as the money market fund exchange vehicle for the AllianceBernstein mutual funds.

For more complete information on any AllianceBernstein mutual fund, including investment objectives and policies, sales charges, expenses, risks and other matters of importance to prospective investors, visit our web site at www.alliancebernstein.com or call us at (800) 227-4618 for a current prospectus. Please read the prospectus carefully before you invest or send money.

*  Formerly Growth Investors Fund.
** Formerly Conservative Investors Fund.
+  Quasar Fund changed its name to Small Cap Growth Fund on 11/3/03.
++ An investment in the Fund is not a deposit in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.


--------------------------------------------------------------------------------
34 o ALLIANCEBERNSTEIN Short Duration Portfolio

NOTES



--------------------------------------------------------------------------------
                                 ALLIANCEBERNSTEIN Short Duration Portfolio o 35

NOTES



--------------------------------------------------------------------------------
36 o ALLIANCEBERNSTEIN Short Duration Portfolio

ALLIANCEBERNSTEIN SHORT DURATION PORTFOLIO
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

[LOGO] ALLIANCEBERNSTEIN(SM)
Investment Research and Management


SM This service mark used under license from the owner, Alliance Capital Management L.P.

SHDURAR0903

ITEM 2.  CODE OF ETHICS.

(a) The registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer and principal accounting officer. A copy of the registrant's code of ethics is filed herewith as Exhibit 10(a)(1).

(b) During the period covered by this report, no amendments were made to the provisions of the code of ethics adopted in 2(a) above.

(c) During the period covered by this report, no implicit or explicit waivers to the provisions of the code of ethics adopted in 2(a) above were granted.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Directors has determined that independent directors Mr. Irwin Engelman and Ms. Rosalie J. Wolf qualify as audit committee financial experts.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the registrant.

ITEM 6.  [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the registrant.

ITEM 8.  [RESERVED]

ITEM 9.  CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no significant changes in the registrant's internal controls that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 10.  EXHIBITS.

The following exhibits are attached to this Form N-CSR:

      Exhibit No.       DESCRIPTION OF EXHIBIT
      ----------        ----------------------

      10 (a) (1)        Code of ethics that is subject to the disclosure of
                        Item 2 hereof

      10 (b) (1)        Certification of Principal Executive Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

      10 (b) (2)        Certification of Principal Financial Officer Pursuant
                        to Section 302 of the Sarbanes-Oxley Act of 2002

      10 (c) Certification of Principal Executive Officer and Principal Financial Officer Pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant):  Sanford C. Bernstein Fund, Inc.

By:      /s/Roger Hertog
         -----------------------------------
         Roger Hertog
         President

Date:    November 25, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:      /s/Roger Hertog
         -------------------------------
         Roger Hertog
         President

Date:    November 25, 2003

By:      /s/Mark D. Gersten
         ------------------------------
         Mark D. Gersten
         Principal Accounting Officer

Date:    November 25, 2003